Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false